PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 142	$ 100
Property, plant and equipment, revalued assets, at cost	12,700	3,449
Accumulated fair value adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 142	$ 100